Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 94.7%
CONSUMER DISCRETIONARY - 21.4%
Distributors - 0.8%
Funko, Inc. (a)(c)	563,848	9,726,378

Hotels, Restaurants & Leisure - 9.5%
Caesars Entertainment, Inc. (a)	402,220	31,115,739
Cedar Fair LP (a)	91,761	5,028,503
Golden Entertainment, Inc. (a)(c)	288,426	16,748,898
Playa Hotels & Resorts NV - ADR (a)	1,439,399	12,450,801
SeaWorld Entertainment, Inc. (a)(c)	680,873	50,684,186
		116,028,127
Household Durables - 1.5%
Lovesac Co. (a)(c)	335,357	18,129,399

Internet & Direct Marketing Retail - 1.6%
RumbleON, Inc. (a)(c)	335,126	11,464,661
Shutterstock, Inc. (c)	89,354	8,317,070
		19,781,731
Leisure Products - 1.2%
AMMO, Inc. (a)(c)	2,243,747	10,769,985
Clarus Corp. (c)	201,647	4,593,519
		15,363,504
Multiline Retail - 2.2%
Franchise Group, Inc. (c)	647,331	26,818,923

Specialty Retail - 4.5%
Academy Sports & Outdoors, Inc. (c)	633,419	24,956,709
Arhaus, Inc. (a)	336,853	2,866,619
Boot Barn Holdings, Inc. (a)(c)	284,452	26,963,205
		54,786,533
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc. (a)(c)	166,042	997,913
TOTAL CONSUMER DISCRETIONARY		261,632,508

CONSUMER STAPLES - 2.7%
Beverages - 2.7%
Celsius Holdings, Inc. (a)(c)	605,234	33,396,812
TOTAL CONSUMER STAPLES		33,396,812

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Denison Mines Corp. - ADR (a)(c)	8,184,800	13,095,680
TOTAL ENERGY		13,095,680

FINANCIALS - 9.0%
Banks - 4.5%
Bancorp, Inc. (a)	207,477	5,877,823
Customers Bancorp, Inc. (a)(c)	123,846	6,457,331
OceanFirst Financial Corp.	574,784	11,553,158
Western Alliance Bancorp	371,036	30,729,202
		54,617,514
Capital Markets - 2.0%
B Riley Financial, Inc. (c)	204,909	14,335,434
Open Lending Corp. (a)	507,408	9,595,085
		23,930,519
Consumer Finance - 0.7%
FirstCash Holdings, Inc. (c)	127,272	8,952,312

Insurance - 1.8%
HCI Group, Inc. (c)	86,760	5,915,297
Kinsale Capital Group, Inc. (c)	69,848	15,926,741
		21,842,038
TOTAL FINANCIALS		109,342,383

HEALTH CARE - 18.3%
Biotechnology - 5.4%
Amicus Therapeutics, Inc. (a)(c)	646,293	6,120,395
Arrowhead Pharmaceuticals, Inc. (a)(c)	131,931	6,067,506
Biohaven Pharmaceutical Holding Co Ltd. - ADR (a)	91,675	10,869,905
Cytokinetics, Inc. (a)(c)	309,533	11,393,910
Insmed, Inc. (a)(c)	169,096	3,973,756
Karuna Therapeutics, Inc. (a)(c)	43,676	5,537,680
Krystal Biotech, Inc. (a)(c)	146,335	9,737,131
Natera, Inc. (a)(c)	149,262	6,071,978
Neurocrine Biosciences, Inc. (a)(c)	68,416	6,414,000
		66,186,261
Health Care Equipment & Supplies - 6.7%
Axonics, Inc. (a)(c)	412,349	25,813,047
Cerus Corp. (a)(c)	693,047	3,804,828
CONMED Corp. (c)	106,987	15,892,919
Lantheus Holdings, Inc. (a)	421,165	23,294,636
Tandem Diabetes Care, Inc. (a)	112,641	13,099,022
		81,904,452
Health Care Providers & Services - 4.8%
Agiliti, Inc. (a)	63,002	1,329,342
Community Health Systems, Inc. (a)	1,167,735	13,861,015
DocGo, Inc. (a)(c)	1,073,458	9,929,487
Option Care Health, Inc. (a)(c)	618,972	17,677,840
Surgery Partners, Inc. (a)(c)	252,005	13,872,875
Tivity Health, Inc. (a)	51,752	1,664,862
		58,335,421
Pharmaceuticals - 1.4%
Harmony Biosciences Holdings, Inc. (a)(c)	115,733	5,630,410
Intra-Cellular Therapies, Inc. (a)(c)	196,163	12,003,214
		17,633,624
TOTAL HEALTH CARE		224,059,758

INDUSTRIALS - 23.4%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	88,474	12,185,524
Kratos Defense & Security Solutions, Inc. (a)	556,705	11,401,319
RADA Electronic Industries Ltd. - ADR (a)	382,982	5,334,939
		28,921,782
Air Freight & Logistics - 1.4%
GXO Logistics, Inc. (a)	118,833	8,477,546
XPO Logistics, Inc. (a)(c)	117,732	8,570,890
		17,048,436
Commercial Services & Supplies - 2.0%
Clean Harbors, Inc. (a)	125,763	14,040,181
Viad Corp. (a)	284,753	10,148,597
		24,188,778
Construction & Engineering - 3.0%
Comfort Systems USA, Inc.	34,286	3,051,797
MasTec, Inc. (a)(c)	389,328	33,910,469
		36,962,266
Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc. (a)(c)	984,841	8,036,302
Vicor Corp. (a)	104,223	7,352,933
		15,389,235
Machinery - 5.9%
Chart Industries, Inc. (a)(c)	220,672	37,904,829
Colfax Corp. (a)	454,789	18,096,054
Hyzon Motors, Inc. (a)(c)	1,035,206	6,614,966
Kornit Digital Ltd. - ADR (a)	106,395	8,797,803
		71,413,652
Marine - 1.3%
Kirby Corp. (a)	213,883	15,440,214

Road & Rail - 3.4%
TFI International, Inc. - ADR (c)	389,527	41,488,521

Trading Companies & Distributors - 2.8%
Fortress Transportation and Infrastructure Investors LLC	1,332,838	34,320,578
TOTAL INDUSTRIALS		285,173,462

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.4%
Calix, Inc. (a)	358,244	15,372,250
Lumentum Holdings, Inc. (a)(c)	144,068	14,061,037
		29,433,287
Electronic Equipment, Instruments & Components - 0.5%
Jabil, Inc.	22,099	1,364,171
nLight, Inc. (a)	301,451	5,227,161
		6,591,332
IT Services - 3.9%
I3 Verticals, Inc. (a)	244,435	6,809,959
Perficient, Inc. (a)(c)	180,074	19,824,347
WEX, Inc. (a)	33,662	6,006,984
WNS Holdings Ltd. - ADR (a)	176,605	15,097,961
		47,739,251
Semiconductors & Semiconductor Equipment - 8.2%
Credo Technology Group Holding Ltd. - ADR (a)(c)	75,565	1,150,855
Onto Innovation, Inc. (a)(c)	479,725	41,683,305
Rambus, Inc. (a)(c)	220,599	7,034,902
Silicon Motion Technology Corp. - ADR	15,336	1,024,752
SiTime Corp. (a)(c)	184,206	45,649,931
Universal Display Corp. (c)	18,557	3,098,091
		99,641,836
Software - 2.0%
Couchbase, Inc. (a)(c)	243,899	4,248,721
CS Disco, Inc. (a)(c)	186,823	6,346,377
Elastic NV - ADR (a)	72,736	6,469,867
NICE Ltd. - ADR (a)	31,658	6,933,102
		23,998,067
TOTAL INFORMATION TECHNOLOGY		207,403,773

MATERIALS - 1.8%
Construction Materials - 1.8%
Eagle Materials, Inc.	170,536	21,890,001
TOTAL MATERIALS		21,890,001
TOTAL COMMON STOCKS (Cost $930,364,745)		1,155,994,377

REITS - 2.5%
Mortgage Real Estate Investment Trusts (REITs) - 2.5%
Chicago Atlantic Real Estate Finance, Inc. (a)(c)	264,461	4,688,894
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	276,414	13,110,316
iStar, Inc. (c)	385,466	9,023,759
Safehold, Inc. (c)	57,281	3,176,231
TOTAL REITS (Cost $29,307,595)		29,999,200

SHORT-TERM INVESTMENT - 2.5%
MONEY MARKET FUND - 2.5%
First American Treasury Obligations Fund - Class Z, 0.18% (b)	30,974,274	30,974,274
TOTAL SHORT-TERM INVESTMENT (Cost $30,974,274)		30,974,274

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 33.5%
Mount Vernon Liquid Assets Portfolio, 0.41% (b)	408,819,706	408,819,706
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $408,819,706)		408,819,706
TOTAL INVESTMENTS (Cost $1,399,466,320) - 133.2%		1,625,787,557
Liabilities in Excess of Other Assets - (33.2)%		(405,185,689)
TOTAL NET ASSETS - 100.0%		$1,220,601,868

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2022.
(c)	This security or a portion of this security was out on loan at March 31, 2022. As of March 31, 2022, the total value of loaned securities was $395,187,958 or 32.4% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2022 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The  following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	261,632,508	-	-	261,632,508
Consumer Staples	33,396,812	-	-	33,396,812
Energy	13,095,680	-	-	13,095,680
Financials	109,342,383	-	-	109,342,383
Health Care	224,059,758	-	-	224,059,758
Industrials	285,173,462	-	-	285,173,462
Information Technology	207,403,773	-	-	207,403,773
Materials	21,890,001	-	-	21,890,001
Total Common Stocks	1,155,994,377	-	-	1,155,994,377
REITs	29,999,200	-	-	29,999,200
Short-Term Investments	30,974,274	-	-	30,974,274
Investments Purchased with Cash Proceeds from Securities Lending	408,819,706	-	-	408,819,706
Total Investments in Securities	$1,625,787,557	$-	$-	$1,625,787,557

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of March 31, 2022, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
	Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged From Counterparty^	Net Exposure
	Hood River Small-Cap Growth Fund	Common Stock	$ 408,819,706	$ 408,819,706	$ -

The Fund paid $127,246 in securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund's Schedule of Investments for details on the securities out on loan.